Segment information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Information
Summary of revenues by geographical area

Revenues by geographical area have been allocated to geographic regions based on the country of residence of the Company’s external customers or licensees and are detailed as follows:

	Years ended December 31,
	2022	2021	2020
	$	$	$
Switzerland	5,395	5,075	905
Ireland	82	—	73
Denmark	160	185	2,655
Other	3	—	19
	5,640	5,260	3,652

Summary of non-current assets by geographical area

Non-current assets include restricted cash equivalents, right of use assets, property and equipment, identifiable intangible assets, other asset and goodwill (2021 only) and are detailed by geographical area as follows:

	December 31,
	2022	2021
	$	$
Germany	463	9,212
Canada	4	—
United States	71	70
	538	9,282